Supplement to the

Fidelity Advisor Asset Manager® 20%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager® 20%

Fidelity Advisor Asset Manager 30%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 30%

Fidelity Advisor Asset Manager 40%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 40%

Fidelity Advisor Asset Manager 50%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 50%

Fidelity Advisor Asset Manager 60%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 60%

Fidelity Advisor Asset Manager 70%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 70%

Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section beginning on page 20.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

AAR/AARIB-09-01 March 25, 2009 1.893758.100

Supplement to the

Fidelity Advisor Global Balanced Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 17, 2009

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 22.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

AGBL-AGBLIB-09-01 March 25, 2009 1.893762.100